Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Global Extended Alpha Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country World Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R and Class R4 shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Global Extended Alpha Fund Class A, B, C, I, R and R4 Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Columbia Global Extended Alpha Fund:	Class A — before taxes			10.64%	1.96%	Aug. 01, 2008
before taxes Class B	Columbia Global Extended Alpha Fund:	Class B — before taxes			11.48%	2.49%	Aug. 01, 2008
before taxes Class C	Columbia Global Extended Alpha Fund:	Class C — before taxes			15.51%	3.70%	Aug. 01, 2008
before taxes Class I	Columbia Global Extended Alpha Fund:	Class I — before taxes			17.80%	4.82%	Aug. 01, 2008
before taxes Class R	Columbia Global Extended Alpha Fund:	Class R — before taxes			16.92%	4.06%	Aug. 01, 2008
before taxes Class R4	Columbia Global Extended Alpha Fund:	Class R4 — before taxes			17.43%	4.57%	Aug. 01, 2008
after taxes on distributions Class A	Columbia Global Extended Alpha Fund:	Class A — after taxes on distributions			10.39%	1.49%	Aug. 01, 2008
after taxes on distributions and redemption of fund shares Class A	Columbia Global Extended Alpha Fund:	Class A — after taxes on distributions and redemption of fund shares			7.37%	1.45%	Aug. 01, 2008
Morgan Stanley Capital International (MSCI) All Country World Index (Net)		Morgan Stanley Capital International (MSCI) All Country World Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	12.67%	0.79%	Aug. 01, 2008
MSCI All Country World Index (Gross)		MSCI All Country World Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	13.21%	1.33%	Aug. 01, 2008
[1]	On September 30, 2011, the MSCI All Country World Index (Net) replaced the MSCI All Country World Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.